Note 2 - Securities (Details) - Held to Maturity Securities by Maturity (USD $)	Dec. 31, 2013
Held to Maturity Securities by Maturity [Abstract]
Government sponsored mortgage-backed securities not due on a single maturity date	$ 79,162
Government sponsored mortgage-backed securities not due on a single maturity date	$ 81,089